Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 5,915		$ 5,487	$ 5,370	$ 5,728
Debt securities [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 1	$ 1	$ 1